Maturity of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Abstract]
2015		$ 11,153
2016		9,580
2017		35,870
2018		35,905
2019		336,540
Thereafter		25,000
Long term debt	$ 397,583	$ 454,048	$ 349,990